Trade and Other Receivables - Analysis of Age of Financial Assets That are Past Due but Not Impaired (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	$ 7,789	$ 9,982	$ 26,499
0 - 30 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	5,577	7,945	14,883
31 - 60 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	852	335	2,566
61 - 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	101
61 - 90 Days [Member] | Past Due Not Impaired [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	101	489	2,166
61 - 90 Days [Member] | Considered Impaired [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables
> 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	1,259
> 90 Days [Member] | Past Due Not Impaired [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	3,295	1,213	6,884
> 90 Days [Member] | Considered Impaired [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	$ (2,036)